Oil And Gas Properties - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 3,017	$ 4,245